TURNER FUNDS

                          TURNER MICRO CAP GROWTH FUND
                             TURNER TECHNOLOGY FUND
                    TURNER NEW ENERGY & Power Technology Fund
                     TURNER HEALTHCARE & Biotechnology Fund
                       TURNER CORE PLUS FIXED INCOME FUND

                       SUPPLEMENT DATED NOVEMBER 27, 20001
                    TO THE PROSPECTUS DATED JANUARY 31, 2001,
                  AS AMENDED MAY 1, 2001 AND SEPTEMBER 17, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

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Effective January 31, 2002, Turner Investment Partners, Inc. has voluntarily committed to waive advisory fees and reimburse expenses in order to keep the "other expenses" of each of the Turner Technology Fund, Turner New Energy & Power Technology Fund, and Turner Healthcare & Biotechnology Fund from exceeding 0.50% and the Turner Micro Cap Growth Fund's "total annual fund operating expenses" from exceeding 1.40%. As in the past, Turner will give shareholders notice regarding any decision to discontinue or change these arrangements.

These new arrangements will be reflected in each Fund's fee table in the January 31, 2002 prospectus, under the heading "Annual Fund Operating Expenses."

At its November 16, 2001 Board Meeting, the Turner Funds' Board of Trustees unanimously approved a resolution to change the name of the Turner Core Plus Fixed Income Fund to the Turner Core Fixed Income Fund. The change, which is effective immediately, is intended to reflect the Fund's principal strategy of investing in U.S. government obligations and other investment grade fixed income securities and to distinguish the Fund from fixed income funds that may be associated with relatively riskier investment strategies.

If you have any questions concerning the items referenced above, please contact our investor services team by calling 1-800-224-6312, Monday -Friday 8:30 am EST to 8:00 pm EST.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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